COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2026
COMMITMENTS
Schedule of gross contractual obligations

Within 15 days of acquisition	$5,000
6 months after acquisition	$5,000
12 months after acquisition	$5,000
18 months after acquisition	$5,000
24 months after acquisition	$7,500
30 months after acquisition	$7,500
36 months after acquisition	$10,000
42 months after acquisition	$10,000
48 months after acquisition and every six months thereafter	$15,000